SHARE- BASED COMPENSATION (Narrative) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) shares		Jun. 30, 2020 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option and incentive plans description	Evogene Share Option Plan (2002), the Evogene Ltd. Key Employee Share Incentive Plan, 2003, the Evogene Ltd. 2013 Share Option Plan and the Evogene Ltd. 2021 Share Incentive Plan
Employees Directors And Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares	217,500		790,000
Fair value of options granted | $	$ 356		$ 184
Subsidiaries Employees Consultants And Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares	431,851	[1]	775,848
Fair value of options granted | $	$ 1,311		$ 4,068

[1]	Retroactively reflect the 1:10 Ordinary share split implemented on June 8, 2021, in Canonic Ltd.